Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

$ millions, as at October 31	2023	2022
	Contract amounts
Securities lending (1)	$54,899	$53,008
Unutilized credit commitments (2)	358,916	336,261
Backstop liquidity facilities	19,314	12,855
Standby and performance letters of credit	20,204	18,459
Documentary and commercial letters of credit	203	209
Other commitments to extend credit	1,704	718
	$455,240	$421,510

(1)	Excludes securities lending of $ 8.1 billion (2022: $ 4.9 billion) for cash because it is reported on the consolidated balance sheet.
(2)	Includes $ 179.2 billion (2022: $ 167.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.

Summary Of Asset Pledging Amounts and Related Activities
In the normal course of business,
on-
and
off-balance
sheet assets are pledged as collateral for various activities. The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2023	2022
Assets pledged in relation to:
Securities lending	$54,870	$53,989
Obligations related to securities sold under repurchase agreements	89,971	79,759
Obligations related to securities sold short	18,666	15,284
Securitizations	18,504	19,750
Covered bonds	33,628	28,100
Derivatives	22,245	25,463
Foreign governments and central banks (1)	862	286
Clearing systems, payment systems, and depositories (2)	999	620
Other	13	12
	$239,758	$223,263

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.